EXHIBIT 99.3

AMC Exception Grades

Exception Grades
Run Date - 10/7/2026 11:31:13 AM

Deal ID	SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
487	[Redacted]	[Redacted]	[Redacted]		30338680			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.	The Closing Disclosure dated [redacted] is incomplete as it does not reflect issued date page [redacted] , [redacted] and [redacted] information.				Reviewer Comment (2024-04-19): [redacted] received LOA. Seller Comment (2024-04-16): [redacted] - Closing Disclosure Escrow-Title Estimate.pdf (Closing Disclosure) was uploaded	04/19/2024			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
487	[Redacted]	[Redacted]	[Redacted]		30338717			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within th [redacted] ( [redacted] ) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The earliest dated E-Consent is [redacted] which was after the date of the initial LE provided electronically [redacted] .				Reviewer Comment (2024-04-18): [redacted] received e-consent dated [redacted] . Seller Comment (2024-04-16): E-Consent [redacted] - Initial e-consent Audit Log.pdf (Closing Disclosure) was uploaded	04/18/2024			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
487	[Redacted]	[Redacted]	[Redacted]		30373141			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Based on the documentation provided, the preliminary appraisal that was delivered to borrower on [redacted] is missing from the file, along with any other appraisals completed for the subject property, and evidence the borrower received a copy of all appraisals at least [redacted] business days prior to closing.				Reviewer Comment (2024-04-17): Appraisal delivery notice verified. - Exception Cleared. Seller Comment (2024-04-16): Proof of delivery of both appraisals. [redacted] - Appraisal Borrower Delivery.pdf (Appraisal) was uploaded Seller Comment (2024-04-16): [redacted] Appraisal [redacted] [redacted] Appraisal Report.pdf (Appraisal) was uploaded	04/17/2024			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
487	[Redacted]	[Redacted]	[Redacted]		30338637			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $- [redacted] exceeds tolerance of $ [redacted] . Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee increased on Loan Estimate issued [redacted] with no valid change evident.				Reviewer Comment (2024-05-08): [redacted] received valid COC document Seller Comment (2024-05-03): [redacted] - LE - CD trail.pdf (Closing Disclosure) was uploaded	05/08/2024			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
488	[Redacted]	[Redacted]	[Redacted]		30512538			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		[redacted] Preliminary title report does not reflect the coverage amount				Reviewer Comment (2024-05-10): Title Supplemental report provided, Exception Cleared. Buyer Comment (2024-05-08): The supplemental title report was provided in the initial shipping package, which can be viewed in your portal under Doc ID D [redacted] page [redacted] .	05/10/2024			No	1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No
489	[Redacted]	[Redacted]	[Redacted]		30516793			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	[redacted] Subprime Loan: Counseling Disclosure not provided to borrower.	Counseling Disclosure not provided to borrower.				Buyer Comment (2024-05-22): [redacted] waives this informational [redacted] Subprime EV2. Seller Comment (2024-05-20): [redacted] SUBPRIME.pdf (Unclassified) was uploaded Reviewer Comment (2024-05-20): Received New York Subprime Loan Counseling Disclosure however New York Counseling Certification is not provided. Exception remains. Seller Comment (2024-05-17): [redacted] Subprime Counselling Disc, [redacted] Subprime Disclosure.pdf (Unclassified) was uploaded			05/22/2024	No	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase	No obvious cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
489	[Redacted]	[Redacted]	[Redacted]		30516794			Compliance	Compliance	State Compliance	State HPML	[redacted] Subprime Home Loan Threshold Fixed Non-Compliant	[redacted] Subprime Loan: APR on subject loan of [redacted] % or Final Disclosure APR of [redacted] % is in excess of allowable threshold of Prime Mortgage Market Rate [redacted] + [redacted] %, or [redacted] %. Non-Compliant SubPrime Loan.	APR on subject loan of [redacted] % or Final Disclosure APR of [redacted] % is in excess of allowable threshold of Prime Mortgage Market Rate [redacted] + [redacted] %, or [redacted] %.				Reviewer Comment (2026-10-06): Loan is now compliant Reviewer Comment (2026-10-06): . Buyer Comment (2024-05-17): Acknowledging this EV2 for [redacted] Subprime	10/06/2026			No	1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase	No obvious cure. Cure provision under NY Subprime 6-m(7) appears to be limited to making a non-compliant NY Subprime loan into a compliant NY subprime loan with no explicit cure language permitting loan to be refunded or cured by reducing the APR to effectively bring the loan out of NY Subprime status.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
489	[Redacted]	[Redacted]	[Redacted]		30604537			Compliance	Compliance	State Compliance	State HPML	[redacted] Subprime Home Loan Threshold Fixed Compliant	[redacted] Subprime Loan: APR on subject loan of [redacted] % or Final Disclosure APR of [redacted] % is in excess of allowable threshold of Prime Mortgage Market Rate [redacted] + [redacted] %, or [redacted] %. Compliant SubPrime Loan.					Buyer Comment (2024-05-23): Acknowledging this informational [redacted] Subprime EV2.			05/23/2024	No	2		B		B		B		B		B		NY	Primary	Purchase	No obvious cure. Cure provision under NY Subprime 6-m(7) appears to be limited to making a non-compliant NY Subprime loan into a compliant NY subprime loan with no explicit cure language permitting loan to be refunded or cured by reducing the APR to effectively bring the loan out of NY Subprime status.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
491	[Redacted]	[Redacted]	[Redacted]		30559415			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender requested an exception which was approved to use appraised value of $ [redacted] instead of original purchase price for purchase of property [redacted] which was for $ [redacted] . Exception is also for seasoning as property purchased less than [redacted] months ago and guidelines require [redacted] months seasoning for cash-out.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Seasoned Borrower/Investor whose experience exceeds [redacted] completed projects. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Reserves: [redacted] Guideline Requirement: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2024-05-16): Client elects to waive with compensating factors.			05/16/2024	Yes	2	B	B	B	B	B	B	B	B	B	B		TN	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
492	[Redacted]	[Redacted]	[Redacted]		30584078			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing the VVOE dated within [redacted] business days for the primary borrower's wage earner job.				Reviewer Comment (2024-05-22): Verification of Employment received for wage income. Details updated. Exception cleared. Buyer Comment (2024-05-21): VVOE uploaded for review.	05/22/2024			No	1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
493	[Redacted]	[Redacted]	[Redacted]		30594299			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The property is located in a FEMA disaster area; end of disaster declaration not yet provided by FEMA.				Reviewer Comment (2024-05-31): Received Property Inspection Report in the file. Exception Cleared. Buyer Comment (2024-05-30): CDAIR uploaded for review.	05/31/2024			No	1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
493	[Redacted]	[Redacted]	[Redacted]	30594348	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	-	Spousal Consent is missing in file.	Reviewer Comment (2024-06-04): Received clarification/approval/documentation from lender. Condition cleared.

Buyer Comment (2024-05-30): There are no such guidelines denoted within the [Redacted] guidelines. While it is noted that the property is in the state of [redacted] , the borrower resides in the state of [redacted] . Per law "Whether a married spouse can bind the community property of both spouses with just their signature is controlled by the law of the state in which the spouses reside.". Per RCW [redacted] Community property defined Management and control: "That where only one spouse or one domestic partner participates in such management the participating spouse or participating domestic partner may, in the ordinary course of such business, acquire, purchase, sell, convey or encumber the assets, including real estate, or the good will of the business without the consent of the nonparticipating spouse or nonparticipating domestic partner.". This is a sole member LLC denoting the borrower/guarantor as the only member.

Reviewer Comment (2024-05-24): As verified from guidelines "if subject is in community property states, spouse to sign spousal consent or quit claim deed transfer to guarantor". Subject is in Texas and Texas is a community property state. Exception remains.

Buyer Comment (2024-05-23): The subject property is a business purpose loan conveyed to an Entity, with borrower as guarantor.  A spousal consent is only required on a Homestead property per The Texas Constitution Article 16 Sec. 50.  If the community property is non-homestead and was acquired by one spouse alone without a recital as to community or separate property, than this community property is presumed under the sole control of that spouse and so only they would have to sign on a mortgage or conveyance. Hence spousal consent is not required.
																			06/04/2024			No	1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
495	[Redacted]	[Redacted]	[Redacted]		30606182			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		Per guidelines, max LTV for a rate/term refinance with DSCR of [redacted] - [redacted] is [redacted] %. No exceptions were provided in the file. The annual tax expense is $ [redacted] verified on the tax certificate, resulting in a DSCR of [redacted] . The qualifying DSCR was calculated using the annual base tax expense of $ [redacted] . The exemption section of the tax certificate indicates the exemption information was unavailable.				Reviewer Comment (2024-05-30): Loe from Title company show portion of Taxes exempt. Reinput Taxes as provided. Seller Comment (2024-05-28): I already provided you with documentation from the title company stating that the exmption applies to the current year. See attached. Tax exemption applies for [redacted].pdf (Credit Package) was referenced	05/30/2024			No	1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
495	[Redacted]	[Redacted]	[Redacted]		30615551			Credit	Credit	Credit Documentation	Credit	Background check is missing.		The file is missing the background check for the borrowing business entity.				Reviewer Comment (2024-05-29): Received Background Check for business entity. Seller Comment (2024-05-28): See attached Business background check.pdf (Unclassified) was uploaded	05/29/2024			No	1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
501	[Redacted]	[Redacted]	[Redacted]		30767493			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested and approved exception for zoning - legal nonconforming/grandfathered use with a Minimum [redacted] year PPP and LTV reduction for Legal Nonconforming.	The representative FICO score exceeds the guideline minimum by at least [redacted] points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC,Aggregator SitusAMC	Reviewer Comment (2024-06-12): Client elects to waive with compensating factors.			06/12/2024	Yes	2	B	B	B	B	B	B	B	B	B	B		PA	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
502	[Redacted]	[Redacted]	[Redacted]	30832189	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing insurance and tax verification for [redacted] [redacted] [redacted] .	Reviewer Comment (2024-07-17): No evidence of HOA per Fraud report.

Reviewer Comment (2024-07-17): EXCEPTION HISTORY - Exception Explanation was updated on 07/17/2024 PRIOR Exception Explanation: Insurance Verification, Tax Verification

Reviewer Comment (2024-06-24): Insurance and Taxes are escrowed as per mortgage statement however documentation for $215.28 monthly payment is missing in file. Exception remains.

Buyer Comment (2024-06-20): Mortgage statement with [Redacted] reflects escrows for taxes and insurance which was included in the initial shipping package and is located in your portal under doc ID [redacted] .
																			07/17/2024			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
502	[Redacted]	[Redacted]	[Redacted]		30832260			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted] , prior to [redacted] ( [redacted] ) business days from transaction date of [redacted] [redacted] AM.					Reviewer Comment (2024-07-15): Post close closing disclosure received and updated. Exception cleared. Buyer Comment (2024-07-12): Submitted PCCD for review.	07/15/2024			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
507	[Redacted]	[Redacted]	[Redacted]	31013654	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided	Purchase contract is missing from file.	Reviewer Comment (2024-07-12): Received required documentation. Condition cleared.

Buyer Comment (2024-07-12): This is a for sale by owner transaction as owned within the escrow instructions  [redacted] page  [redacted] .  The signed escrow holder's acknowledgements are in the portal under  [redacted] pages  [redacted] &  [redacted] and  [redacted] pages  [redacted] &  [redacted] .

Reviewer Comment (2024-07-12): Exception remains. Need Purchase contract. Provided document in file is not verified by escrow holder.

Buyer Comment (2024-07-10): This is a For Sale By Owner transaction. We have the original[redacted]Escrow Instructions/Purchase Agreement signed and dated, along with the [redacted] Escrow Instructions signed and dated, along with Additional Escrow Instructions[redacted], and yet another dated[redacted]. This is what was used on this [redacted]transaction with both Seller and Buyers executing all documents and reflecting pertinent information of Purchase Price, EMD, Buyer information, Seller information, and Property Address.

Reviewer Comment (2024-07-05): Provided agreements are only escrow Instructions and only an amendment. A complete purchase contract is required. Exception remains

Buyer Comment (2024-07-03): The purchase contract was included in the initial shipping package and is located in your portal under doc IDs  [redacted] ,  [redacted] , and  [redacted] .
																			07/12/2024			No	1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
507	[Redacted]	[Redacted]	[Redacted]		31035293			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception requested and approved for housing history, to use VOM from Private lienholder. Comp factors: [redacted] + years of job/self-employed. Residual income. [redacted] + years business ownership. Approved [redacted] .	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least [redacted] . Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted] % and [redacted] The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Documentation Type: [redacted] mo Bank Statement Disposable Income: $ [redacted] Reserves: [redacted] Guideline Requirement: [redacted]	SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-07-03): Client elects to waive			07/03/2024	Yes	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
507	[Redacted]	[Redacted]	[Redacted]		31013747			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability-to-Repay failure due to missing third party verification of self-employment business ownership.				Reviewer Comment (2024-07-05): [redacted] party verification updated. Exception cleared	07/05/2024			No	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
507	[Redacted]	[Redacted]	[Redacted]		31013729			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable [redacted] -party records.	Unable to verify current employment status due to missing third party verification of self-employment business ownership.				Reviewer Comment (2024-07-05): [redacted] party verification updated. Exception cleared Buyer Comment (2024-07-03): Submitted third party verification of the borrower's current business license already under doc ID [redacted] but showing as being pulled and uploaded on [redacted] to [redacted] for review.	07/05/2024			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
507	[Redacted]	[Redacted]	[Redacted]		31013728			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable [redacted] -party records.	File is missing third party verification of self-employment business ownership.				Reviewer Comment (2024-07-05): [redacted] party verification updated. Exception cleared Buyer Comment (2024-07-03): Submitted third party verification of the borrower's current business license already under doc ID [redacted] but showing as being pulled and uploaded on [redacted] to [redacted] for review.	07/05/2024			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
507	[Redacted]	[Redacted]	[Redacted]		31013727			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	General Ability-to-Repay failure due to missing third party verification of self-employment business ownership.				Reviewer Comment (2024-07-05): [redacted] party verification updated. Exception cleared Buyer Comment (2024-07-03): Submitted third party verification of the borrower's current business license already under doc ID [redacted] but showing as being pulled and uploaded on [redacted] for review.	07/05/2024			No	1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes
508	[Redacted]	[Redacted]	[Redacted]		31043273			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three ( [redacted] ) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of Borrower receipt of the appraisal with report date [redacted] was not provided.				Reviewer Comment (2024-07-08): Appraisal delivery report document received and updated in Clarity. Exception Cleared. Buyer Comment (2024-07-05): Proof that the appraisal report was sent and downloaded by the borrower on [redacted] was provided in the initial shipping package under Doc ID [redacted]page [redacted]. The loan closed on [redacted] hence requirements were met.	07/08/2024			No	1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
509	[Redacted]	[Redacted]	[Redacted]		32313360			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three ( [redacted] ) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three ( [redacted] ) business days prior to consummation. Appraisal notice reflect an appraisal sent [redacted]				Buyer Comment (2024-12-13): EV2 acknowledged			12/13/2024	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
510	[Redacted]	[Redacted]	[Redacted]		32330812			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Final HUD/CD is missing. Available closing statement in file does not have a settlement/disbursement date and is not signed.				Reviewer Comment (2024-12-20): Received executed final closing statement. Exception cleared. Seller Comment (2024-12-18): see final HUD signed at closing. [redacted]Final HUD.pdf (Closing Disclosure) was uploaded Reviewer Comment (2024-12-16): Received Final Closing Statement is not executed by the borrower. Exception Remains. Seller Comment (2024-12-12): see attached Final HUD [redacted].pdf (Unclassified) was uploaded	12/20/2024			No	1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
510	[Redacted]	[Redacted]	[Redacted]	32331393	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	A lower monthly tax amount of $ [redacted] is lower than the $ [redacted] documented taxes; insurance monthly payment of $ [redacted] used to qualify is lower than the documented $ [redacted] per month.00 per documents documents in file. The calculated debt service coverage ratio of [redacted] does not meet guideline requirement of [redacted]	Reviewer Comment (2025-01-08): Received clarification/approval/documentation from lender. Condition cleared.

Seller Comment (2025-01-03): Our calculation is correct:

Total tax for the year before PACE was paid was $[redacted]
$[redacted]-PACE $[redacted]=$[redacted] total tax for the year
$[redacted]/[redacted]=$[redacted]per month

It seems Investor dived total annual tax by [redacted], not [redacted] ($[redacted]/[redacted]=$[redacted]), which is incorrect.

Please have this escalated.

Reviewer Comment (2025-01-02): Current calculations:  Market rent $[redacted]per [redacted]. P&I $[redacted]+[redacted]Ins+[redacted]Tax=$[redacted]or [redacted]

Seller Comment (2024-12-27): We Have request, but it's probably too soon to get the title Company to provide the updated tax information. We looked on the  [redacted] County website and it still shows the PACE loan we paid off. The title company is not going to sit down and net out the PACE loan.

Please Provide your Calculation for the DSCR you are stating remains under %[redacted]. So we can see where there is a disconnect.
Market rent $[redacted]per [redacted]. P&I $[redacted]+[redacted]Ins+[redacted]Tax=$[redacted]or [redacted]

Total tax $[redacted]-PACE $[redacted]=$[redacted]per year $[redacted]/[redacted]=$[redacted]
Tx bill - [redacted] ([redacted]).pdf (Unclassified) was uploaded

Reviewer Comment (2024-12-23): Reduced the amount of the taxes by the Pace amount, however the DSCR remains under 1%. Please provide the correct tax amounts from the title company for accurate calculation.

Reviewer Comment (2024-12-23): EXCEPTION HISTORY - Exception Explanation was updated on  [redacted]  PRIOR Exception Explanation: Calculated Debt Service Coverage Ratio (Subject DSCR) of [redacted]  does not meet Guideline Debt Service Coverage Ratio (Subject DSCR)  [redacted] .

Seller Comment (2024-12-18): UW's taxes are correct. The $ [redacted] /mo includes Pace loan of $ [redacted]  (or  [redacted] +$ [redacted] /year) paid thru this loan. See attached CD, PACE breakdown and Tax bill. Insurance Premium seems to be incorrect. $ [redacted] / [redacted] =$ [redacted] . DSCR still > [redacted] . See attached  [redacted] .
[redacted]documents.pdf (Unclassified) was uploaded
																			01/08/2025			No	1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
510	[Redacted]	[Redacted]	[Redacted]		32733693			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: [redacted]	SitusAMC	Reviewer Comment (2025-02-04): Client elects to waive with inspection prior to disaster end date. Seller Comment (2025-02-03): see attached insepction showing no damage to property. [redacted]Disaster Inspection.pdf (Appraisal) was uploaded			02/04/2025	Yes	2		B		B		B		B		B		CA	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
511	[Redacted]	[Redacted]	[Redacted]	32489867	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three ( [redacted] ) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The earliest dated E-Consent is [redacted] which was after the date of the initial Loan Estimate provided electronically [redacted]	Reviewer Comment (2025-01-06): [redacted]received e-consent dated [redacted].

Seller Comment (2025-01-03): Initial disclosures were disclosed by the Broker.  Please find attached esign certificate of acknowledgement when borrowers signed initial LE .
esign certificate.pdf (Unclassified) was uploaded

Reviewer Comment (2025-01-02): [redacted]received audit log for disclosures summary as per which the consent was received on [redacted], but the initial LE was sent before electronic consent was received from the borrower. In case if e-consent was not received on or before [redacted] within [redacted] days from the date of application [redacted] then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment [redacted](e)([redacted])([redacted])-[redacted].  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over [redacted] business days and acknowledged over [redacted] business days.  The LE would not have been provided electronically if borrower had not e-consented with the [redacted] business days after application.

Seller Comment (2024-12-31): VERIFICATION OF AUDIT LOG
[redacted]- AUDIT LOG.pdf (Unclassified) was uploaded
																			01/06/2025			No	1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
512	[Redacted]	[Redacted]	[Redacted]		32615331			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Hazard insurance policy not provided in file.				Reviewer Comment (2025-01-21): Received Master and HO6 Policy. Exception Cleared. Seller Comment (2025-01-16): see attached [redacted]Master POlicy.pdf (Hazard Ins Evidence) was uploaded Seller Comment (2025-01-16): see attached [redacted][redacted].pdf (Unclassified) was uploaded	01/21/2025			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
512	[Redacted]	[Redacted]	[Redacted]		32641240			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for housing history. Borrower is renting an [redacted] with no lease or VOR. Only the booking confirmation. Unable to downgrade/waive due to missing the most recent [redacted] months booking confirmations for the borrower's [redacted] rental and the lender compensating factors are missing from the [redacted] or exception form.	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted] % and [redacted] The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-01-24): Client elects to waive with compensating factors. Seller Comment (2025-01-20): see attached [redacted][redacted][redacted]-[redacted].pdf (Unclassified) was uploaded			01/24/2025	Yes	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
512	[Redacted]	[Redacted]	[Redacted]		32641250			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for a single entity owning over [redacted] % of the units. Non warrantable. Unable to downgrade/waive as the lender compensating factors are missing from the [redacted] or exception form.	Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted] % and [redacted] The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2025-01-24): Client elects to waive with compensating factors. Seller Comment (2025-01-20): see attached [redacted]-[redacted].pdf (Unclassified) was uploaded			01/24/2025	Yes	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Purchase		C	B	C	B			A	A		N/A	No
515	[Redacted]	[Redacted]	[Redacted]		33337400			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: [redacted]						Reviewer Comment (2025-04-25): Supporting appraisal doc provided Buyer Comment (2025-04-24): The desk review was provided in the initial shipping package which can be viewed in your portal under the Desk Review folder Doc ID [redacted].	04/25/2025			No	1	D	A	D	A	D	A	D	A	D	A		ID	Second Home	Refinance - Cash-out - Other		D	B	A	A	C	B	D	A	Non QM	Non QM	No
515	[Redacted]	[Redacted]	[Redacted]		33337658			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $ [redacted] exceeds tolerance of $ [redacted] . Insufficient or no cure was provided to the borrower.	Mortgage Broker Fee was last disclosed as $ [redacted] on LE but disclosed as $ [redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $ [redacted] , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2025-06-24): [redacted]received Letter of Explanation, Proof of mailing, Copy of Refund Check, and Corrected CD. Buyer Comment (2025-06-23): PCCD Cure documentation uploaded for review.		06/24/2025		No	2	C	B	C	B	C	B	C	B	C	B		ID	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	D	A	Non QM	Non QM	Yes